Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	12 Months Ended
	Dec. 31, 2024 Options £ / shares	Dec. 31, 2023 Options £ / shares
2021 Incentive Plan
Share-based payments
Outstanding, start of period	998,598	435,567
Granted during the period	397,803	737,060
Forfeited during the period	(96,822)	(71,577)
Exercised during the period	(128,369)	(102,452)
Outstanding, end of period	1,171,210	998,598
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 1.2
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 0.91	£ 1.2
2021 Incentive plan - Compare Share Option Plan (CSOP)
Share-based payments
Outstanding, start of period	108,796
Granted during the period	0
Outstanding, end of period		108,796
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 9.8	£ 66.3
Weighted average exercise price, Granted during the period | £ / shares	9.8	9.8
Weighted average exercise price, Forfeited during the period | £ / shares	9.8	64.2
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 9.8	£ 9.8
EMI Scheme
Share-based payments
Outstanding, start of period	1,170,231	2,101,108
Forfeited during the period	(224,802)	(162,185)
Exercised during the period		(768,692)
Outstanding, end of period	945,429	1,170,231
Weighted average exercise price, Outstanding, start of period | £ / shares	£ 2.5	£ 1.9
Weighted average exercise price, Forfeited during the period | £ / shares	3.8	2.4
Weighted average exercise price, Exercised during the period | £ / shares		1
Weighted average exercise price, Outstanding, end of period | £ / shares	£ 2.2	£ 2.5